Long-Term Investment	6 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM INVESTMENT

NOTE 9 – LONG-TERM INVESTMENT

The Company initiated the divestment process during July 2021 and on September 15, 2021 formally reduced its ownership in Fuzhou Fumao from 67% to 20% by completing the registration process with local governmental authorities. As part of the divesture process, the Company made an investment in Fuzhou Fumao of RMB 6,000,000 to retain an equity percentage of 20%. As of September 15, 2021, Fuzhou Fumao had nominal operations and the Company had no significant influence, as the Company does not participate in Fuzhou Fumao’s management or daily operations.

In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of December 31, 2022, the carrying amount of long-term investment is $0 and the Company recorded the receivable amount of equity transfer of $861,500 (RMB 6,000,000) in “prepayment, receivables and other current assets”.